TRADE RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES AND OTHER	TRADE RECEIVABLES AND OTHER

As at December 31		2019
($ millions)	2020	(Restated Note 4)
Trade receivables from customers	578	575
Other receivables	60	94
Prepayments	24	25
Total trade receivables and other	662	694